Reconciliation of Net Cash Flow to Movement in Net Debt - Summary of Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Net debt, as Previously reported	£ (25,215)	£ (21,621)
Implementation of IFRS 16		(1,303)
Increase in cash and bank overdrafts	470	826	£ 479
Increase/(decrease) in liquid investments	1	(1)
Increase in long-term loans	(3,298)	(4,794)	(10,138)
Repayment of short-term Notes	3,738	4,160	2,067
Repayment of/(increase in) other short-term loans	3,567	(3,095)	(81)
Repayment of lease liabilities	227	214	28
Debt of subsidiary undertakings acquired		(524)
Exchange adjustments	(135)	1,015	(776)
Other non-cash movements	(135)	(92)	(22)
Movement in net debt	4,435	(2,291)	(8,443)
Net debt at end of year	(20,780)	(25,215)	(21,621)
Previously stated [member]
Statement [line items]
Net debt, as Previously reported	(25,215)	(21,621)	(13,178)
Net debt at end of year		(25,215)	(21,621)
IFRS 16 adjustments [member]
Statement [line items]
Implementation of IFRS 16		(1,303)
As revised [member]
Statement [line items]
Net debt, as Previously reported	£ (25,215)	(22,924)	(13,178)
Net debt at end of year		£ (25,215)	£ (22,924)